Schedule of Plant Property and Equipment (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Sub-total	$ 122,981	$ 204,132	$ 206,362
Less: accumulated depreciation	(15,900)	(202,767)	(206,257)
Property and equipment, net	107,081	1,365	105
Computer Terminals And Peripherals [Member]
Sub-total	17,089	98,854	99,311
Furniture and Fixtures [Member]
Sub-total	$ 105,892	$ 105,278	$ 107,051